Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Buildings	55,154	2,478,741	388,969
Leasehold improvements	171,621	176,442	27,687
Furniture, fixtures and equipment	123,779	136,624	21,439
Motor vehicles	103,342	46,326	7,270
Software	145,375	171,079	26,846
	599,271	3,009,212	472,211
Accumulated depreciation	(371,696)	(444,876)	(69,811)
	227,575	2,564,336	402,400
Construction in progress	21,094	16,599	2,605
Property and equipment, net	248,669	2,580,935	405,005